FINANCIAL AND CAPITAL RISK MANAGEMENT - Fair value hierarchy (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Liabilities measured at fair value
Fair value measurement of liabilities
Liabilities at fair value	¥ 26,684	¥ 805
Futures contracts
Fair value measurement of liabilities
Liabilities at fair value	26,684	805
Financial liabilities included in other non-current liabilities
Fair value measurement of liabilities
Liabilities at fair value	903,141	1,146,893
Assets measured at fair value
Fair value measurement of assets
Assets at fair value	6,090,237	8,587,063
Futures contracts
Fair value measurement of assets
Assets at fair value	17,311	3,175
Financial product
Fair value measurement of assets
Assets at fair value		3,500,000
Notes receivables
Fair value measurement of assets
Assets at fair value	4,546,223	2,844,637
Listed equity investments
Fair value measurement of assets
Assets at fair value	8,812	8,853
Other unlisted investments
Fair value measurement of assets
Assets at fair value	1,517,891	2,230,398
Quoted prices in active markets (Level 1) | Liabilities measured at fair value
Fair value measurement of liabilities
Liabilities at fair value	26,684	805
Quoted prices in active markets (Level 1) | Futures contracts
Fair value measurement of liabilities
Liabilities at fair value	26,684	805
Quoted prices in active markets (Level 1) | Assets measured at fair value
Fair value measurement of assets
Assets at fair value	26,123	12,028
Quoted prices in active markets (Level 1) | Futures contracts
Fair value measurement of assets
Assets at fair value	17,311	3,175
Quoted prices in active markets (Level 1) | Listed equity investments
Fair value measurement of assets
Assets at fair value	8,812	8,853
Significant observable inputs (Level 2) | Assets measured at fair value
Fair value measurement of assets
Assets at fair value		3,500,000
Significant observable inputs (Level 2) | Financial product
Fair value measurement of assets
Assets at fair value		3,500,000
Significant unobservable inputs (Level 3) | Assets measured at fair value
Fair value measurement of assets
Assets at fair value	6,064,114	5,075,035
Significant unobservable inputs (Level 3) | Notes receivables
Fair value measurement of assets
Assets at fair value	4,546,223	2,844,637
Significant unobservable inputs (Level 3) | Other unlisted investments
Fair value measurement of assets
Assets at fair value	1,517,891	2,230,398
Fair value of instruments not measured at fair value
Fair value measurement of liabilities
Liabilities at fair value	50,632,689	52,099,569
Fair value of instruments not measured at fair value | Financial liabilities included in other non-current liabilities
Fair value measurement of liabilities
Liabilities at fair value	903,141	1,146,893
Fair value of instruments not measured at fair value | Long-term interest-bearing loans and borrowings
Fair value measurement of liabilities
Liabilities at fair value	49,729,548	50,952,676
Fair value of instruments not measured at fair value | Financial assets in other non-current assets
Fair value measurement of assets
Assets at fair value	117,537	111,935
Fair value of instruments not measured at fair value | Significant observable inputs (Level 2)
Fair value measurement of liabilities
Liabilities at fair value	50,632,689	52,099,569
Fair value of instruments not measured at fair value | Significant observable inputs (Level 2) | Financial liabilities included in other non-current liabilities
Fair value measurement of liabilities
Liabilities at fair value	903,141	1,146,893
Fair value of instruments not measured at fair value | Significant observable inputs (Level 2) | Long-term interest-bearing loans and borrowings
Fair value measurement of liabilities
Liabilities at fair value	49,729,548	50,952,676
Fair value of instruments not measured at fair value | Significant observable inputs (Level 2) | Financial assets in other non-current assets
Fair value measurement of assets
Assets at fair value	¥ 117,537	¥ 111,935